Document and Entity Information	Nov. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Nov. 18, 2020
Prospectus Date	Sep. 01, 2020
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX